NET LOSS PER SHARE - Additional Details (Details) - shares		12 Months Ended
	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted-average shares outstanding, basic (in shares)	82,600,000	85,318,000	82,611,789
Weighted-average shares outstanding, diluted (in shares)	82,600,000	85,318,000	82,612,000
Common stock, issued, excluding earnout shares (in shares)		98,900,000
Common stock, outstanding, excluding earnout shares (in shares)		98,900,000